Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial risk management objectives and policies - Interest rate risk
	Increase/(Decrease) in basis points	Effect on income/(loss)

2025
$ Term SOFR	+15	(172)
	-20	230
2024
$ Term SOFR	+15	(111)
	-20	148
2023
$ Term SOFR	+15	(70)
	-20	94

Financial risk management objectives and policies - Foreign currency risk
	Change in rate	Effect on income

2025	+10%	(625)
	-10%	625

2024	+10%	(500)
	-10%	500

2023	+10%	(533)
	-10%	533

Financial risk management objectives and policies - Concentration of credit risk table

	2025	%	2024	%	2023	%
A	7,760	18%	5,492	16%	—	—
B	6,955	16%	—	—	—	—
C	6,392	14%	6,740	19%	—	—
D	—	—	10,976	32%	4,830	16%
E	—	—	—	—	6,430	21%
Other	23,099	52%	11,324	33%	19,580	63%
Total	44,206	100%	34,532	100%	30,840	100%

Financial risk management objectives and policies - Maturity profile of the Company's Financial Liabilities

Year ended December 31, 2025	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,427	7,141	56,469	—	66,037
Financial liabilities	1,166	3,553	24,079	45,570	74,368
Accrued liabilities and other payables	914	—	—	—	914
Trade accounts payables and other	1,967	—	—	—	1,967
Total	6,474	10,694	80,548	45,570	143,286

18.         Financial risk management objectives and policies (continued)

Year ended December 31, 2024	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	2,900	8,508	67,549	—	78,957
Financial liabilities	1,280	3,836	24,629	48,691	78,436
Sellers’ Credit	—	19,000	—	—	19,000
Lease liabilities	119	213	560	—	892
Accrued liabilities and other payables	2,156	—	—	—	2,156
Trade accounts payables and other	3,589	—	—	—	3,589
Total	10,044	31,557	92,738	48,691	183,030